CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 47,656	$ 38,389
Restricted cash	1,222	1,216
Short-term bank deposits	12,700	23,234
Accounts receivable (net of allowance of $694 and $417 at December 31, 2020 and 2019, respectively)	81,221	49,098
Prepaid expenses and other current assets	4,560	3,170
Total Current Assets	147,359	115,107
Property and equipment, net	6,770	10,918
Operating lease right-of-use assets	20,266	22,429
Intangible assets, net	24,376	2,635
Goodwill	152,303	125,809
Deferred taxes	7,111	6,171
Other assets	496	708
Total Assets	358,681	283,777
Current Liabilities:
Accounts payable	72,498	47,681
Accrued expenses and other liabilities	21,188	18,414
Short-term operating lease liability	4,514	3,667
Short-term loans and current maturities of long-term loans	8,333	8,333
Deferred revenues	5,711	4,188
Short-term payment obligation related to acquisitions	7,869	1,025
Total Current Liabilities	120,113	83,308
Long-Term Liabilities:
Long-term debt, net of current maturities		8,333
Long-term operating lease liability	17,698	20,363
Payment obligation related to acquisition	30,035
Other long-term liabilities	6,713	6,591
Total Liabilities	174,559	118,595
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.03 par value - Authorized: 43,333,333 shares at December 31, 2020 and 2019; Issued: 27,467,313 and 26,357,798 shares at December 31, 2020 and 2019, respectively; Outstanding: 27,351,974 and 26,242,459 shares at December 31, 2020 and 2019, respectively	224	213
Additional paid-in capital	251,933	243,211
Treasury shares at cost (115,339 shares at December 31, 2020 and 2019)	(1,002)	(1,002)
Accumulated other comprehensive income	112	130
Accumulated deficit	(67,145)	(77,370)
Total Shareholders' Equity	184,122	165,182
Total Liabilities and Shareholders' Equity	$ 358,681	$ 283,777